SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail) - Schedule of Derivative Liabilities at Fair Value (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Balance	$ 496,827	$ 0
New Issuances	43,713	136,207
Changes in Fair Value	217,526	360,620
Balance	671,791	496,827
Conversion Features - Embedded Derivatives [Member]
Balance	82,237	0
New Issuances	43,713	98,366
Changes in Fair Value	7,406	(16,129)
Balance	86,258	82,237
Conversion Features - Tainted Equity [Member]
Balance	208,971	0
New Issuances	0	37,841
Changes in Fair Value	67,580	171,130
Balance	237,374	208,971
Warrants - Tainted Equity [Member]
Balance	205,619	0
New Issuances	0	0
Changes in Fair Value	142,540	205,619
Balance	$ 348,159	$ 205,619